Loans to Customers, net - Impairment allowance for due from banks (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Jan. 01, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers		$ 39,419,340	$ 27,341,254		$ 24,955,692
Financial assets at beginning of period	$ 4,390,903
Financial assets at end of period	4,312,504
Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			(585,378)	$ (569,638)	(495,821)	$ (554,769)
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			15,209,534		13,739,589
Commercial loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			(228,864)	(221,410)	(221,229)	(272,274)
Mortgage loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			8,017,743		7,445,221
Mortgage loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			(34,330)	(33,777)	(32,015)	(32,747)
Consumer loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			4,113,977		3,770,882
Consumer loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			(322,184)	$ (314,451)	(242,577)	$ (249,748)
Loans to customers | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			27,926,632		25,451,513
Loans to customers | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			9,426,420
Loans to customers | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			13,109,173
Loans to customers | Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			615
Loans to customers | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			2,134,848
Loans to customers | Lifetime expected credit losses | Individual | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			120,564
Loans to customers | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			2,429,234
Loans to customers | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			705,778
Loans to customers | Commercial loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			15,438,398		13,960,818
Financial assets at beginning of period	(221,410)
Net change on financial assets	(11,488)
Impact on year end ECL of exposures transferred between stages during the year	(43,116)
Amounts written off	(52,419)
Foreign exchange adjustments	(5,269)
Financial assets at end of period	(228,864)
Loans to customers | Commercial loans | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			9,426,420
Financial assets at beginning of period	(16,527)
Net change on financial assets	(9,424)
Transfer to Stage 1	(4,114)
Transfer to Stage 2	2,600
Transfer to Stage 3	70
Impact on year end ECL of exposures transferred between stages during the year	2,702
Amounts written off	(150)
Foreign exchange adjustments	(337)
Financial assets at end of period	(24,880)
Loans to customers | Commercial loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			3,049,264
Financial assets at beginning of period	(16,663)
Net change on financial assets	(12,463)
Transfer to Stage 1	(14,807)
Transfer to Stage 2	11,606
Transfer to Stage 3	1,189
Impact on year end ECL of exposures transferred between stages during the year	9,589
Amounts written off	(67)
Foreign exchange adjustments	(112)
Financial assets at end of period	(21,594)
Loans to customers | Commercial loans | Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			615
Financial assets at beginning of period	(6)
Net change on financial assets	(293)
Financial assets at end of period	(299)
Loans to customers | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			2,134,848
Financial assets at beginning of period	(31,252)
Net change on financial assets	5,045
Transfer to Stage 1	3,981
Transfer to Stage 2	(8,805)
Transfer to Stage 3	4,134
Impact on year end ECL of exposures transferred between stages during the year	(4,512)
Amounts written off	(11)
Foreign exchange adjustments	(945)
Financial assets at end of period	(32,343)
Loans to customers | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			120,564
Financial assets at beginning of period	(50,014)
Net change on financial assets	18,715
Transfer to Stage 1	133
Transfer to Stage 2	6,205
Transfer to Stage 3	(4,204)
Impact on year end ECL of exposures transferred between stages during the year	(5,505)
Amounts written off	(5,422)
Foreign exchange adjustments	(3,446)
Financial assets at end of period	(32,694)
Loans to customers | Commercial loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			460,251
Financial assets at beginning of period	(20,247)
Net change on financial assets	18,338
Transfer to Stage 1	6,387
Transfer to Stage 2	(15,817)
Transfer to Stage 3	13,572
Impact on year end ECL of exposures transferred between stages during the year	(23,822)
Amounts written off	(468)
Foreign exchange adjustments	(46)
Financial assets at end of period	(21,167)
Loans to customers | Commercial loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			246,436
Financial assets at beginning of period	(86,701)
Net change on financial assets	(31,406)
Transfer to Stage 1	8,420
Transfer to Stage 2	4,211
Transfer to Stage 3	(14,761)
Impact on year end ECL of exposures transferred between stages during the year	(21,568)
Amounts written off	(46,301)
Foreign exchange adjustments	(383)
Financial assets at end of period	(95,887)
Loans to customers | Mortgage loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			8,052,073		7,477,236
Financial assets at beginning of period	(33,777)
Net change on financial assets	4,056
Impact on year end ECL of exposures transferred between stages during the year	(11,602)
Amounts written off	(6,993)
Financial assets at end of period	(34,330)
Loans to customers | Mortgage loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			6,893,619
Financial assets at beginning of period	(740)
Net change on financial assets	(299)
Transfer to Stage 1	(892)
Transfer to Stage 2	404
Impact on year end ECL of exposures transferred between stages during the year	803
Financial assets at end of period	(724)
Loans to customers | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			993,085
Financial assets at beginning of period	(17,351)
Net change on financial assets	8,772
Transfer to Stage 1	758
Transfer to Stage 2	(2,112)
Transfer to Stage 3	2,693
Impact on year end ECL of exposures transferred between stages during the year	(9,661)
Amounts written off	(6)
Financial assets at end of period	(16,895)
Loans to customers | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			165,369
Financial assets at beginning of period	(15,686)
Net change on financial assets	(4,417)
Transfer to Stage 1	134
Transfer to Stage 2	1,708
Transfer to Stage 3	(2,693)
Impact on year end ECL of exposures transferred between stages during the year	(2,744)
Amounts written off	(6,987)
Financial assets at end of period	(16,711)
Loans to customers | Consumer loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			4,436,161		4,013,459
Financial assets at beginning of period	(314,451)
Net change on financial assets	(68,099)
Impact on year end ECL of exposures transferred between stages during the year	(173,078)
Amounts written off	(233,511)
Foreign exchange adjustments	(67)
Financial assets at end of period	(322,184)
Loans to customers | Consumer loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			3,166,290
Financial assets at beginning of period	(44,078)
Net change on financial assets	(40,305)
Transfer to Stage 1	(26,682)
Transfer to Stage 2	44,301
Transfer to Stage 3	2,024
Impact on year end ECL of exposures transferred between stages during the year	15,379
Amounts written off	(104)
Foreign exchange adjustments	(16)
Financial assets at end of period	(49,273)
Loans to customers | Consumer loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			975,898
Financial assets at beginning of period	(115,096)
Net change on financial assets	91,527
Transfer to Stage 1	9,604
Transfer to Stage 2	(68,448)
Transfer to Stage 3	72,629
Impact on year end ECL of exposures transferred between stages during the year	(101,086)
Amounts written off	(627)
Foreign exchange adjustments	(49)
Financial assets at end of period	(110,292)
Loans to customers | Consumer loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			293,973
Financial assets at beginning of period	(155,277)
Net change on financial assets	(119,321)
Transfer to Stage 1	17,078
Transfer to Stage 2	24,147
Transfer to Stage 3	(74,653)
Impact on year end ECL of exposures transferred between stages during the year	(87,371)
Amounts written off	(232,780)
Foreign exchange adjustments	(2)
Financial assets at end of period	$ (162,619)
Loans to customers | Normal | Commercial loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			14,969,565		13,494,128
Loans to customers | Normal | Commercial loans | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			9,426,420
Loans to customers | Normal | Commercial loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			3,049,264
Loans to customers | Normal | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			2,039,954
Loans to customers | Normal | Commercial loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			447,225
Loans to customers | Normal | Commercial loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			6,702
Loans to customers | Normal | Mortgage loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			7,887,217		7,316,969
Loans to customers | Normal | Mortgage loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			6,893,619
Loans to customers | Normal | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			993,085
Loans to customers | Normal | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			513
Loans to customers | Normal | Consumer loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			4,166,767		3,760,472
Loans to customers | Normal | Consumer loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			3,166,290
Loans to customers | Normal | Consumer loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			975,898
Loans to customers | Normal | Consumer loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			24,579
Loans to customers | Substandard | Commercial loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			94,894		101,253
Loans to customers | Substandard | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			94,894
Loans to customers | Non-complying | Commercial loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			373,939		365,437
Loans to customers | Non-complying | Commercial loans | Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			615
Loans to customers | Non-complying | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			120,564
Loans to customers | Non-complying | Commercial loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			13,026
Loans to customers | Non-complying | Commercial loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			239,734
Loans to customers | Non-complying | Mortgage loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			164,856		160,267
Loans to customers | Non-complying | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			164,856
Loans to customers | Non-complying | Consumer loans | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			269,394		$ 252,987
Loans to customers | Non-complying | Consumer loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			$ 269,394